Schedule of Components of the Income Tax Provision (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Hong Kong			$ 165,146
Total current tax			165,146
Hong Kong	(114,412)	(893,363)	4,212
Total deferred tax	(114,412)	(893,363)	4,212
Total income tax expense	$ (114,412)	$ (893,363)	$ 169,358